CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [table]
Dividends per share (in ARS per share)	$ 431.24	$ 58.05